Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets [Abstract]
Assets, Current, Total	$ 2,832	$ 2,526
Property, Plant and Equipment, Net	18,712	16,995
Other Assets, Noncurrent, Total	10,770	9,285
Assets, Total	32,314	28,806
Liabilities, Current, Total	4,553	3,946
Liabilities, Noncurrent, Total	19,403	17,656
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	8,358	7,204	$ 6,845
Liabilities and Equity, Total	32,314	28,806
NSPML [Member]
Consolidated Balance Sheets [Abstract]
Assets, Current, Total	86	225
Property, Plant and Equipment, Net	1,690	1,720
Other Assets, Noncurrent, Total	140	74
Assets, Total	1,916	2,019
Liabilities, Current, Total	21	180
Long-term Debt	1,288	1,287
Liabilities, Noncurrent, Total	62	42
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Total	545	510
Liabilities and Equity, Total	$ 1,916	$ 2,019